Analysis of Financial Assets to be Recovered and Financial Liabilities to be Settled - Summary of Analysis of Financial Assets to be Recovered and Financial Liabilities to be Settled (Detail) - ARS ($)
$ in Thousands
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets And Liabilities [line items]
Cash and deposits in banks		$ 250,089,093	$ 335,692,114	$ 382,135,611
Debt Securities at fair value through profit or loss		211,054,112	63,125,824
Derivative financial instruments		42,899	2,524
Repo transactions		61,929,317	61,176,357
Other financial assets		57,944,523	68,497,221
Loans and other financing		598,600,865	686,328,209
Other debt securities		737,171,831	557,062,936
Financial assets delivered as guarantee		30,620,278	34,993,147
Equity Instruments at fair value through profit or loss		839,458	7,365,144
Deposits		1,295,395,069	1,147,041,028
Liabilities at fair value through profit or loss		526,027	3,170,711
Derivative financial instruments		2,371	4,933
Other financial liabilities		135,091,316	131,278,389
Financing received from the BCRA and other financial institutions		2,449,342	852,660
Issued corporate bonds		2,715,556	5,825,893
Subordinated Corporate Bonds		72,129,837	81,762,819
Total Financial Liabilities		1,553,777,301	1,405,563,239
Without due date [member]
Disclosure Of Financial Assets And Liabilities [line items]
Cash and deposits in banks		250,089,093	335,692,114
Other financial assets		11,450,388	7,874,914
Loans and other financing	[1]	1,456,402	319,135
Financial assets delivered as guarantee		30,620,278	34,993,147
Equity Instruments at fair value through profit or loss		839,458	7,365,144
Total Financial Assets		294,455,619	386,244,454
Deposits		640,314,252	638,343,581
Total Financial Liabilities		640,314,252	638,343,581
Not later than one month [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss		3,606,944	1,525,952
Derivative financial instruments		8,486
Repo transactions		61,929,317	61,176,357
Other financial assets		34,052,024	49,496,919
Loans and other financing	[1]	263,317,125	253,753,643
Other debt securities		524,429,286	274,716,307
Total Financial Assets		887,343,182	640,669,178
Deposits		533,536,796	399,889,458
Liabilities at fair value through profit or loss		526,027	3,170,711
Derivative financial instruments		1,715
Other financial liabilities		130,625,153	127,634,084
Financing received from the BCRA and other financial institutions		291,701	458,183
Total Financial Liabilities		664,981,392	531,152,436
Over 1 month and up to 3 months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss		23,020,407	1,474,529
Derivative financial instruments		15,431
Other financial assets		13,881	111,957
Loans and other financing	[1]	49,526,049	59,795,230
Other debt securities		103,215,492	866,320
Total Financial Assets		175,791,260	62,248,036
Deposits		104,045,528	96,274,539
Derivative financial instruments		656
Other financial liabilities		361,232	342,630
Financing received from the BCRA and other financial institutions		511,370	349,829
Issued corporate bonds		6,488
Total Financial Liabilities		104,925,274	96,966,998
Later than three months and not later than six months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss		81,818,949	20,176,091
Derivative financial instruments		18,982	2,524
Other financial assets		670,485	1,528,837
Loans and other financing	[1]	56,306,665	64,027,592
Other debt securities		4,794,898	102,867,349
Total Financial Assets		143,609,979	188,602,393
Deposits		16,006,720	11,568,297
Derivative financial instruments			4,933
Other financial liabilities		307,095	328,624
Financing received from the BCRA and other financial institutions		1,603,567	22,788
Issued corporate bonds			5,825,893
Subordinated Corporate Bonds		1,420,220	1,782,882
Total Financial Liabilities		19,337,602	19,533,417
Later than six months and not later than one year [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss		82,227,649	19,065,153
Loans and other financing	[1]	60,009,135	73,753,391
Other debt securities		53,209,468	87,212,086
Total Financial Assets		195,446,252	180,030,630
Deposits		1,471,095	903,931
Other financial liabilities		632,952	772,335
Financing received from the BCRA and other financial institutions		42,704	11,922
Total Financial Liabilities		2,146,751	1,688,188
Up to 1 year [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss		190,673,949	42,241,725
Derivative financial instruments		42,899	2,524
Repo transactions		61,929,317	61,176,357
Other financial assets		34,736,390	51,137,713
Loans and other financing	[1]	429,158,974	451,329,856
Other debt securities		685,649,144	465,662,062
Total Financial Assets		1,402,190,673	1,071,550,237
Deposits		655,060,139	508,636,225
Liabilities at fair value through profit or loss		526,027	3,170,711
Derivative financial instruments		2,371	4,933
Other financial liabilities		131,926,432	129,077,673
Financing received from the BCRA and other financial institutions		2,449,342	842,722
Issued corporate bonds		6,488	5,825,893
Subordinated Corporate Bonds		1,420,220	1,782,882
Total Financial Liabilities		791,391,019	649,341,039
Over 12 months and up to 24 months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss		13,052,363	11,294,313
Loans and other financing	[1]	58,903,976	77,414,659
Other debt securities		13,647,213	83,487,292
Total Financial Assets		85,603,552	72,196,264
Deposits		6,295	60,388
Other financial liabilities		882,492	1,231,714
Financing received from the BCRA and other financial institutions			9,938
Issued corporate bonds		2,709,068
Total Financial Liabilities		3,597,855	1,302,040
Over 24 months [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss		7,327,800	9,589,786
Other financial assets		11,757,745	9,484,594
Loans and other financing	[1]	109,081,513	157,264,559
Other debt securities		37,875,474	7,913,582
Total Financial Assets		166,042,532	184,252,521
Deposits		14,383	834
Other financial liabilities		2,282,392	969,002
Subordinated Corporate Bonds		70,709,617	79,979,937
Total Financial Liabilities		73,006,392	80,949,773
Later than one year [member]
Disclosure Of Financial Assets And Liabilities [line items]
Debt Securities at fair value through profit or loss		20,380,163	20,884,099
Other financial assets		11,757,745	9,484,594
Loans and other financing	[1]	167,985,489	234,679,218
Other debt securities		51,522,687	91,400,874
Total Financial Assets		251,646,084	356,448,785
Deposits		20,678	61,222
Other financial liabilities		3,164,884	2,200,716
Financing received from the BCRA and other financial institutions			9,938
Issued corporate bonds		2,709,068
Subordinated Corporate Bonds		70,709,617	79,979,937
Total Financial Liabilities		$ 76,604,247	$ 82,251,813

[1]	The amounts included in “without due date” are related to the non-performing portfolio.